Note 14. Condensed Consolidating Financial Information of Guarantor Subsidiaries (Detail) - Condensed Consolidating Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net cash provided by operating activities	$ 39,543		$ 18,303		$ 4,177
Investing activities:
Cash paid for acquisitions, net	(322,248)		(115,225)		(25,707)
Purchases of equipment and leasehold improvements, net	(6,856)		(1,730)		(1,559)
Working capital and other settlements for acquisitions	(6,710)		418		1,491
Net cash provided by (used in) investing activities	(335,814)		(116,537)		(25,775)
Financing activities:
Borrowings under credit facilities	278,000		67,315		40,134
Borrowings under senior unsecured notes payable	250,000
Net borrowings under working capital facilities	35,621		4,997
Excess tax benefit related to share-based compensation			974
Proceeds from the exercise of options and warrants	2,292		703
Issuance of preferred stock, net			32,421
Issuance of common stock, net			136,660		560
Repayments of related party notes			(3,500)		3,500
Repayment of subordinated unsecured notes payable	(2,421)		(2,167)		(345)
Purchases of stock for treasury	(9,421)
Payment of deferred financing costs	(9,746)		(6,534)		(1,817)
Repayment under credit facilities	(273,000)		(100,550)		(20,138)
Other	(440)
Net cash provided by (used in) financing activities	270,885		130,319		21,894
Exchange rate impact on cash and cash equivalents	178		40
Net increase (decrease) in cash and cash equivalents	(25,208)		32,125		296
Cash and cash equivalents, beginning of year	33,624		1,499		1,203
Cash and cash equivalents, end of year	8,416		33,624		1,499
Parent Corporation And Guarantor Subsidiaries [Member]
Net cash provided by operating activities	33,994	[1]	14,565	[1]
Investing activities:
Cash paid for acquisitions, net	(320,496)	[1]	(115,331)	[1]
Purchases of equipment and leasehold improvements, net	(6,048)	[1]	(1,728)	[1]
Working capital and other settlements for acquisitions	(5,007)	[1]	418	[1]
Net cash provided by (used in) investing activities	(331,551)	[1]	(116,641)	[1]
Financing activities:
Borrowings under credit facilities	278,000	[1]	67,315	[1]
Borrowings under senior unsecured notes payable	250,000	[1]
Net borrowings under working capital facilities	37,145	[1]	6,447	[1]
Excess tax benefit related to share-based compensation			974	[1]
Proceeds from the exercise of options and warrants	2,292	[1]	703	[1]
Issuance of preferred stock, net			32,421	[1]
Issuance of common stock, net			136,660	[1]
Repayments of related party notes			(3,500)	[1]
Repayment of subordinated unsecured notes payable	(2,421)	[1]	(2,167)	[1]
Purchases of stock for treasury	(9,421)	[1]
Payment of deferred financing costs	(9,746)	[1]	(6,534)	[1]
Repayment under credit facilities	(273,000)	[1]	(100,550)	[1]
Other	(440)	[1]
Net cash provided by (used in) financing activities	272,409	[1]	131,769	[1]
Exchange rate impact on cash and cash equivalents		[1]		[1]
Net increase (decrease) in cash and cash equivalents	(25,148)	[1]	29,693	[1]
Cash and cash equivalents, beginning of year	31,192	[1]	1,499	[1]
Cash and cash equivalents, end of year	6,044	[1]	31,192	[1]
Non-Guarantor Subsidiaries [Member]
Net cash provided by operating activities	5,549		3,738
Investing activities:
Cash paid for acquisitions, net	(1,752)		106
Purchases of equipment and leasehold improvements, net	(808)		(2)
Working capital and other settlements for acquisitions	(1,703)
Net cash provided by (used in) investing activities	(4,263)		104
Financing activities:
Net borrowings under working capital facilities	(1,524)		(1,450)
Net cash provided by (used in) financing activities	(1,524)		(1,450)
Exchange rate impact on cash and cash equivalents	178		40
Net increase (decrease) in cash and cash equivalents	(60)		2,432
Cash and cash equivalents, beginning of year	2,432
Cash and cash equivalents, end of year	$ 2,372		$ 2,432

[1]	The net operations and net assets of the parent corporation, ExamWorks Group, Inc., are not deemed to be material. As such, the parent corporation has been combined with the guarantor subsidiaries.